John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Expense Example - John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio - N/A	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,273